Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017
Cash flows from operating activities
Net income		$ 8,798	[1]	$ 8,724	[1]	$ 8,243
Adjustment for:
Net interest income		(17,177)	[1]	(16,191)	[1]	(15,035)
Depreciation and amortization		1,053	[1]	848	[1]	761
Provision for credit losses		3,027	[1]	2,611	[1]	2,249
Equity-settled share-based payment expense		7	[1]	6	[1]	8
Net gain on sale of investment securities		(351)	[1]	(146)	[1]	(380)
Net (gain)/loss on divestitures		125	[1]			(62)
Net income from investments in associated corporations		(650)	[1]	(559)	[1]	(407)
Income tax expense		2,472	[1]	2,382	[1]	2,033
Changes in operating assets and liabilities:
Trading assets		(27,514)	[1]	111	[1]	8,377
Securities purchased under resale agreements and securities borrowed		(27,235)	[1]	(7,721)	[1]	(4,631)
Loans		(44,337)	[1]	(31,848)	[1]	(32,589)
Deposits		60,705	[1]	40,338	[1]	27,516
Obligations related to securities sold short		(1,694)	[1]	239	[1]	7,533
Obligations related to securities sold under repurchase agreements and securities lent		22,727	[1]	4,387	[1]	849
Net derivative financial instruments		1,964	[1]	440	[1]	(391)
Other, net		(8,881)	[1]	(188)	[1]	(1,997)
Dividends received		520	[1]	332	[1]	1,600
Interest received		32,696	[1]	27,384	[1]	23,649
Interest paid		(15,322)	[1]	(11,400)	[1]	(8,730)
Income tax paid		(2,958)	[1]	(1,938)	[1]	(2,012)
Net cash from/(used in) operating activities		(12,025)	[1]	17,811	[1]	16,584
Cash flows from investing activities
Interest-bearing deposits with financial institutions		18,014	[1]	(704)	[1]	(14,006)
Purchase of investment securities		(89,018)	[1]	(91,896)	[1]	(64,560)
Proceeds from sale and maturity of investment securities		86,956	[1]	84,336	[1]	66,179
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		20	[1]	(3,862)	[1]	229
Property and equipment, net of disposals		(186)	[1]	(416)	[1]	3
Other, net		(568)	[1]	(1,183)	[1]	(385)
Net cash from/(used in) investing activities		15,218	[1]	(13,725)	[1]	(12,540)
Cash flows from financing activities
Proceeds from issue of subordinated debentures	[1]	3,250
Redemption/repayment of subordinated debentures		(1,771)	[1]	(233)	[1]	(1,500)
Proceeds from preferred shares and other equity instruments issued				300	[1]	1,560
Redemption of preferred shares		(300)	[1]	(695)	[1]	(575)
Proceeds from common shares issued		255	[1]	1,830	[1]	313
Common shares purchased for cancellation		(1,075)	[1]	(632)	[1]	(1,009)
Cash dividends and distributions paid		(4,442)	[1]	(4,172)	[1]	(3,797)
Distributions to non-controlling interests		(150)	[1]	(199)	[1]	(133)
Other, net		2,945	[1]	931	[1]	2,209
Net cash from/(used in) financing activities		(1,288)	[1]	(2,870)	[1]	(2,932)
Effect of exchange rate changes on cash and cash equivalents		2	[1]	(44)	[1]	(142)
Net change in cash and cash equivalents		1,907	[1]	1,172	[1]	970
Cash and cash equivalents at beginning of year	[2]	8,997	[1]	7,825	[1]	6,855
Cash and cash equivalents at end of year	[1],[2]	$ 10,904		$ 8,997		$ 7,825

[1]	The amounts for years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.
[2]	Represents cash and non-interest bearing deposits with financial institutions (refer to Note 6).